Prepaid expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expenses
Prepaid expenses

10.	Prepaid expenses

	2023	2022

Prepaid expenses	377,405	359,109

Advertisements not released (i)	13,047	2,361
Rentals and insurance	69,759	64,544
Incremental costs for obtaining contracts with customers (ii)	190,663	178,543
IT Services (iii)	16,053	21,500
Prepaid contractual expenses (iv)	-	77,810
Other (v)	87,883	14,351

Current portion	(238,468)	(278,851)
Non-current portion	138,937	80,258

(i)	Represent prepaid payments of advertising expenses for products and services of the TIM brand that are recognized in the income statement according to the period of serving the advertisement.

(ii)	It is substantially represented by incremental costs related to sales commissions paid to partners for obtaining contracts with customers arising from the adoption of IFRS 15, which are deferred and recognized in the income statement in accordance with the term of the contract and/or economic benefit, usually from 1 to 2 years.

(iii)	They represent prepayments of IT services expenses for network and migration of information to the “cloud”.

(iv)	It referred to the payment in April 2022 (acquisition date of Cozani) of TSA (Transition Service Agreement), in the amount of R$ 250,722 as remuneration, for up to 12 months of service provision in Cozani’s transition phase.

(v)	In 2023, represented mainly by installation costs related to the neutral network deferred in accordance with the contract, in the amount of R$ 75,464.